Schedule of Segmented Information (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Segmented Information Schedule Of Segmented Information 1	$ 815,526
Segmented Information Schedule Of Segmented Information 2	772,535
Segmented Information Schedule Of Segmented Information 3	564,633
Segmented Information Schedule Of Segmented Information 4	795,448
Segmented Information Schedule Of Segmented Information 5	362,349
Segmented Information Schedule Of Segmented Information 6	519,241
Segmented Information Schedule Of Segmented Information 7	1,610,974
Segmented Information Schedule Of Segmented Information 8	1,134,884
Segmented Information Schedule Of Segmented Information 9	1,083,874
Segmented Information Schedule Of Segmented Information 10	0
Segmented Information Schedule Of Segmented Information 11	0
Segmented Information Schedule Of Segmented Information 12	0
Segmented Information Schedule Of Segmented Information 13	1,255,985
Segmented Information Schedule Of Segmented Information 14	1
Segmented Information Schedule Of Segmented Information 15	81,624
Segmented Information Schedule Of Segmented Information 16	1,220,947
Segmented Information Schedule Of Segmented Information 17	1,255,985
Segmented Information Schedule Of Segmented Information 18	1,081,624
Segmented Information Schedule Of Segmented Information 19	1,220,947
Segmented Information Schedule Of Segmented Information 20	2,866,959
Segmented Information Schedule Of Segmented Information 21	2,216,508
Segmented Information Schedule Of Segmented Information 22	2,304,821
Segmented Information Schedule Of Segmented Information 23	(526,836)
Segmented Information Schedule Of Segmented Information 24	(599,442)
Segmented Information Schedule Of Segmented Information 25	(748,145)
Segmented Information Schedule Of Segmented Information 26	882,691
Segmented Information Schedule Of Segmented Information 27	118,558
Segmented Information Schedule Of Segmented Information 28	320,780
Segmented Information Schedule Of Segmented Information 29	355,855
Segmented Information Schedule Of Segmented Information 30	(480,884)
Segmented Information Schedule Of Segmented Information 31	$ (427,365)